DBX ETF Trust | 1
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 98.6%
Arizona — 2.7%
City of Phoenix Civic
Improvement Corp.,
Intergovernmental,
Series A, 5.00%, 7/1/45
705,000 754,082
Salt River Project Agricultural
Improvement & Power
District, Electric, Power &
Light Revenue,
Series A, 3.00%, 1/1/49
65,000 50,961
Series B, 5.25%, 1/1/53
2,650,000 2,891,610
(Cost $3,736,708)
3,696,653
California — 14.5%
Bay Area Toll Authority, Highway
Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54
535,000 413,307
Series F-1, 5.00%, 4/1/54
500,000 538,042
Series F-2, 2.60%, 4/1/56
160,000 107,199
California Enterprise
Development Authority
Series A, 5.25%, 11/1/49
500,000 556,326
Series A, 5.25%, 11/1/54
100,000 110,752
Series A, 5.50%, 11/1/59
550,000 620,523
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series B, 5.00%, 5/15/45
260,000 280,289
Series C, AMT, 5.00%,
5/15/45
50,000 51,579
Series A, AMT, 5.00%,
5/15/46
600,000 622,346
Series B, 5.00%, 5/15/48
250,000 267,888
Series E, 5.00%, 5/15/48
20,000 20,996
Series F, AMT, 3.00%, 5/15/49
330,000 242,334
Series D, AMT, 5.00%, 5/15/49
100,000 101,672
Series C, AMT, 4.00%,
5/15/50
500,000 467,894
Series A, AMT, 5.00%, 5/15/51
135,000 139,221
City of Riverside CA Electric
Revenue, Electric, Power &
Light Revenue,
Series A, 5.00%, 10/1/49
150,000 164,429
City of San Francisco CA Public
Utilities Commission Water
Revenue, Water Revenue,
Series D, 3.00%, 11/1/50
340,000 262,365
Series C, 4.00%, 11/1/50
600,000 596,643
Los Angeles Department of
Water & Power Power System
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 7/1/40
260,000 278,243
Series C, 5.00%, 7/1/49
635,000 651,527
Principal
Amount $ Value $
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series A, 5.00%, 7/1/41
270,000 287,548
Series A, 5.00%, 7/1/50
210,000 217,782
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series B, 5.00%, 7/1/45
45,000 46,953
Series D, 5.00%, 7/1/47
500,000 533,625
Series B, 5.00%, 7/1/48
500,000 521,063
Series A, 5.00%, 7/1/51
1,000,000 1,041,918
Series B, 5.00%, 7/1/51
280,000 290,918
Metropolitan Water District of
Southern California, Water
Revenue,
Series C, 5.00%, 7/1/39
25,000 27,558
Series C, 5.00%, 7/1/40
100,000 109,881
Series A, 5.00%, 4/1/48
265,000 290,672
Riverside County Transportation
Commission, Highway
Revenue Tolls,
Series B-1, 4.00%, 6/1/46
10,000 9,932
Series B-1, 3.00%, 6/1/49
650,000 514,126
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
40,000 42,332
San Diego County Regional
Airport Authority, Private
Airport & Marina Revenue,
Series A, 5.00%, 7/1/49
200,000 209,383
Series B, AMT, 4.00%, 7/1/51
700,000 651,730
Series A, 5.00%, 7/1/51
500,000 531,798
Series B, AMT, 5.00%, 7/1/51
500,000 516,473
Series A, 5.00%, 7/1/56
1,300,000 1,380,628
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 5/1/44
810,000 829,288
Series D, 5.00%, 5/1/48
75,000 75,919
Series A, AMT, 4.00%, 5/1/49
990,000 931,054
Series A, AMT, 5.00%, 5/1/49
400,000 406,541
Series E, AMT, 5.00%, 5/1/50
370,000 375,315
Series A, 5.50%, 5/1/55
600,000 652,081
San Francisco City & County
Public Utilities Commission
Wastewater Revenue, Sewer
Revenue,
Series C, 5.00%, 10/1/49
200,000 219,745
Series C, 5.00%, 10/1/54
700,000 763,793

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
San Francisco Municipal
Transportation Agency,
Transit Revenue,
Series C, 4.00%, 3/1/51
40,000 39,701
Series C, 5.00%, 3/1/51
500,000 525,687
Southern California Public Power
Authority, Intergovernmental,
5.00%, 7/1/53
1,400,000 1,483,610
State of California Department
of Water Resources, Water
Revenue,
Series BB, 5.00%, 12/1/35
45,000 50,647
(Cost $21,739,715)
20,071,276
Colorado — 2.7%
Arkansas River Power Authority,
Electric, Power & Light
Revenue,
Series A, 5.00%, 10/1/43
215,000 217,787
City & County of Denver Co.
Airport System Revenue,
Private Airport & Marina
Revenue,
Sub-Series  A, AMT, 5.00%,
12/1/36
300,000 332,590
Series A, AMT, 4.00%, 12/1/43
650,000 619,653
Series A, 5.00%, 11/15/47
100,000 103,721
Series A, AMT, 5.00%, 12/1/48
700,000 710,997
Sub-Series B, 5.00%, 12/1/48
40,000 41,198
Series D, 5.00%, 11/15/53
600,000 620,559
Series A, 5.50%, 11/15/53
300,000 320,564
City & County of Denver
Co. Dedicated Excise Tax
Revenue, Hotel Occupancy
Tax,
Series A, 4.00%, 8/1/51
700,000 674,054
City of Colorado Springs CO
Utilities System Revenue,
Multiple Utility Revenue,
Series B, 4.00%, 11/15/51
100,000 96,858
(Cost $3,997,134)
3,737,981
Connecticut — 0.2%
State of Connecticut Special
Tax Revenue, Fuel Sales Tax
Revenue,
5.00%, 5/1/37
100,000 108,823
5.00%, 5/1/38
100,000 108,399
5.00%, 5/1/40
120,000 128,778
(Cost $373,973)
346,000
District of Columbia — 2.6%
District of Columbia, Income Tax
Revenue,
Series C, 4.00%, 5/1/45
500,000 491,496
Series C, 5.00%, 5/1/45
170,000 178,657
Principal
Amount $ Value $
Metropolitan Washington
Airports Authority Aviation
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 10/1/46
600,000 619,036
Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue, Highway
Revenue Tolls,
Series B, 5.00%, 10/1/47
500,000 514,943
Series B, 4.00%, 10/1/49
300,000 280,260
Series B, 3.00%, 10/1/50
600,000 458,035
Series B, 4.00%, 10/1/53
900,000 826,903
Series B, 4.00%, 10/1/53
200,000 188,163
(Cost $3,995,285)
3,557,493
Florida — 9.4%
Broward County FL Water &
Sewer Utility Revenue, Water
Revenue,
Series A, 4.00%, 10/1/47
240,000 232,658
Central Florida Expressway
Authority, Highway Revenue
Tolls,
Series D, 5.00%, 7/1/35
40,000 44,376
City of Fort Lauderdale Fl Water
& Sewer Revenue, Water
Revenue,
Series B, 5.50%, 9/1/48
400,000 446,135
City of Gainesville Fl Utilities
System Revenue, Multiple
Utility Revenue,
Series A, 5.00%, 10/1/47
215,000 223,659
City of Miami Fl, Miscellaneous
Taxes,
Series A, 5.00%, 3/1/48
200,000 211,699
City of Tampa FL Water &
Wastewater System Revenue,
Water Revenue,
Series A, 5.00%, 10/1/54
1,000,000 1,049,888
Series A, 5.25%, 10/1/57
300,000 324,109
County of Broward FL Airport
System Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
100,000 95,081
Series A, AMT, 4.00%, 10/1/49
150,000 139,282
County of Broward FL Port
Facilities Revenue, Private
Airport & Marina Revenue,
Series B, 4.00%, 9/1/49
55,000 50,398
County of Lee Fl Airport
Revenue, Private Airport &
Marina Revenue,
5.25%, 10/1/54
400,000 421,409

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
County of Manatee FL Public
Utilities Revenue, Water
Revenue
4.00%, 10/1/48
550,000 536,402
County of Miami-Dade FL
Aviation Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
400,000 377,306
Series A, AMT, 5.00%, 10/1/49
380,000 386,786
County of Miami-Dade FL Transit
System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49
500,000 466,111
Series A, 4.00%, 7/1/50
90,000 82,921
County of Miami-Dade FL Water
& Sewer System Revenue,
Water Revenue,
Series B, 4.00%, 10/1/44
475,000 464,854
4.00%, 10/1/46
255,000 248,604
4.00%, 10/1/48
450,000 430,778
4.00%, 10/1/48
400,000 382,342
Series B, 4.00%, 10/1/49
500,000 470,611
4.00%, 10/1/51
275,000 257,219
4.00%, 10/1/51
100,000 93,683
County of Miami-Dade Seaport
Department, Private Airport &
Marina Revenue,
Series A, 5.25%, 10/1/52
1,200,000 1,240,967
Greater Orlando Aviation
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%,
10/1/44
165,000 169,221
Series A, AMT, 4.00%, 10/1/52
300,000 274,330
Sub-Series A, AMT, 5.00%,
10/1/52
605,000 609,666
Series A, AMT, 3.25%, 10/1/54
250,000 187,359
Hillsborough County Aviation
Authority, Private Airport &
Marina Revenue,
Series F, 5.00%, 10/1/48
195,000 201,191
Series A, AMT, 4.00%, 10/1/52
500,000 460,908
JEA Water & Sewer System
Revenue, Water Revenue,
Series A, 5.25%, 10/1/49
1,250,000 1,366,346
Orlando Utilities Commission,
Water Revenue,
Series A, 5.00%, 10/1/48
200,000 213,864
State of Florida Department
of Transportation Turnpike
System Revenue, Highway
Revenue Tolls,
Series B, 4.00%, 7/1/51
500,000 479,500
Principal
Amount $ Value $
Tampa Bay Water, Water
Revenue,
5.00%, 10/1/52
400,000 426,763
(Cost $13,919,582)
13,066,426
Georgia — 2.5%
City of Atlanta GA Department
of Aviation, Private Airport &
Marina Revenue,
Series B, AMT, 4.00%, 7/1/49
200,000 185,785
Development Authority of Burke
County, Electric, Power &
Light Revenue,
Series D, 4.125%, 11/1/45
255,000 241,039
Georgia Ports Authority, Private
Airport & Marina Revenue,
4.00%, 7/1/51
765,000 743,493
4.00%, 7/1/52
320,000 310,788
5.25%, 7/1/52
200,000 215,372
Main Street Natural Gas, Inc.,
Natural Gas Revenue,
Series A, 5.00%, 5/15/43
30,000 30,824
Municipal Electric Authority of
Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62
500,000 514,774
Series A, 4.50%, 7/1/63
400,000 396,791
Series A, 5.50%, 7/1/63
750,000 799,020
(Cost $3,453,869)
3,437,886
Hawaii — 0.4%
State of Hawaii Airports System
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/51
(Cost $531,823)
500,000 514,900
Illinois — 6.0%
Chicago O'hare International
Airport, Private Airport &
Marina Revenue,
Series B, 5.25%, 1/1/56
200,000 210,279
Chicago O'Hare International
Airport, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/43
115,000 110,218
Series A, 4.50%, 1/1/48
570,000 569,403
Series A, 5.00%, 1/1/48
200,000 203,348
Series A, 5.25%, 1/1/48
1,000,000 1,059,536
Series B, 4.00%, 1/1/53
130,000 123,738
Series B, 5.00%, 1/1/53
500,000 514,191
Series B, 5.25%, 1/1/53
110,000 118,961
Series A, AMT, 5.00%, 1/1/55
500,000 509,400
Series A, 5.50%, 1/1/59
1,150,000 1,232,158
Series B, 5.50%, 1/1/59
1,000,000 1,090,836

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
Chicago Transit Authority Sales
Tax Receipts Fund, Sales Tax
Revenue,
Series A, 5.00%, 12/1/52
160,000 166,286
Series A, 5.00%, 12/1/57
1,200,000 1,243,737
City of Chicago IL Wastewater
Transmission Revenue, Sewer
Revenue,
Series A, 5.25%, 1/1/48
85,000 91,266
City of Chicago IL Waterworks
Revenue, Water Revenue,
Series A, 5.50%, 11/1/62
200,000 216,803
Illinois State Toll Highway
Authority, Highway Revenue
Tolls,
Series A, 5.00%, 1/1/41
30,000 32,290
Series A, 5.00%, 1/1/45
775,000 823,579
(Cost $8,443,396)
8,316,029
Kentucky — 0.8%
Kenton County Airport Board,
Private Airport & Marina
Revenue,
Series A, 5.25%, 1/1/49
(Cost $1,072,211)
1,000,000 1,052,408
Louisiana — 0.9%
East Baton Rouge Sewerage
Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45
245,000 238,163
Jefferson Sales Tax District,
Sales Tax Revenue,
Series B, 4.00%, 12/1/42
115,000 112,568
Louisiana Stadium & Exposition
District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48
450,000 473,033
Series A, 5.25%, 7/1/53
420,000 445,750
(Cost $1,326,862)
1,269,514
Maryland — 0.6%
Maryland State Transportation
Authority, Highway Revenue
Tolls,
4.00%, 7/1/50
650,000 624,724
Series A, 5.00%, 7/1/51
255,000 269,019
(Cost $994,940)
893,743
Massachusetts — 1.5%
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Sales Tax
Revenue,
Series A-1, 4.00%, 7/1/51
605,000 585,735
Massachusetts Port Authority,
Private Airport & Marina
Revenue,
Series C, AMT, 5.00%, 7/1/44
400,000 410,824
Series E, AMT, 5.00%, 7/1/46
500,000 520,927
Principal
Amount $ Value $
Series E, AMT, 5.00%, 7/1/51
505,000 523,502
(Cost $2,184,342)
2,040,988
Michigan — 1.1%
Lansing Board of Water &
Light, Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/44
600,000 626,790
Series A, 5.00%, 7/1/48
90,000 93,276
State of Michigan Trunk Line
Revenue, Fuel Sales Tax
Revenue,
Series B, 4.00%, 11/15/45
800,000 790,276
(Cost $1,627,788)
1,510,342
Minnesota — 0.0%
Minneapolis-St Paul
Metropolitan Airports
Commission, Private Airport &
Marina Revenue,
Series A, 5.00%, 1/1/52
(Cost $42,950)
40,000 42,346
Nebraska — 0.3%
Omaha Airport Authority, Private
Airport & Marina Revenue,
5.25%, 12/15/54
(Cost $423,204)
400,000 426,316
Nevada — 0.7%
City of Reno NV, Sales Tax
Revenue,
Series A, 4.00%, 6/1/58
145,000 134,695
County of Clark NV, Fuel Sales
Tax Revenue,
4.00%, 7/1/40
500,000 507,614
Las Vegas Convention & Visitors
Authority, Hotel Occupancy
Tax,
Series B, 4.00%, 7/1/49
290,000 273,674
(Cost $922,079)
915,983
New Jersey — 1.4%
New Jersey Turnpike Authority,
Highway Revenue Tolls,
Series A, 4.00%, 1/1/48
45,000 44,411
Series A, 5.00%, 1/1/48
740,000 766,863
Series B, 5.25%, 1/1/52
405,000 442,252
South Jersey Transportation
Authority, Highway Revenue
Tolls,
Series A, 4.625%, 11/1/47
100,000 102,135
Series A, 5.25%, 11/1/52
500,000 531,586
(Cost $1,896,939)
1,887,247

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
New York — 26.4%
Battery Park City Authority,
Miscellaneous Revenue,
Series A, 5.00%, 11/1/48
65,000 70,614
Series A, 5.00%, 11/1/53
225,000 242,730
Long Island Power Authority,
Electric, Power & Light
Revenue,
Series E, 5.00%, 9/1/48
350,000 375,776
Series A, 5.00%, 9/1/54
300,000 320,121
Metropolitan Transportation
Authority Dedicated Tax Fund,
Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46
1,000,000 1,078,191
Series B-2, 5.00%, 11/15/47
400,000 429,761
Metropolitan Transportation
Authority, Transit Revenue,
Series D, 4.00%, 11/15/42
430,000 417,613
Series E, 4.00%, 11/15/45
1,000,000 936,829
Series C-1, 4.75%, 11/15/45
500,000 511,426
Sub-Series A, 5.00%, 11/15/45
75,000 76,866
Series D, 4.00%, 11/15/46
790,000 732,212
Series D-2, 4.00%, 11/15/48
630,000 586,348
Series A-1-GROUP 1, 5.00%,
11/15/48
600,000 618,867
Series D-3, 4.00%, 11/15/49
140,000 129,768
Series A-1, 4.00%, 11/15/50
85,000 79,856
Series D-3, 4.00%, 11/15/50
250,000 230,883
Series C-1, 5.00%, 11/15/50
700,000 719,781
Series A-1, 4.00%, 11/15/52
550,000 501,091
Series B, 5.00%, 11/15/52
115,000 117,712
Series A-1-GROUP 2, 4.00%,
11/15/54
60,000 56,014
Series C-1, 5.25%, 11/15/55
500,000 522,742
New York City Municipal Water
Finance Authority, Water
Revenue,
Series AA, 5.00%, 6/15/40
95,000 101,849
4.00%, 6/15/42
400,000 397,153
Series AA-2, 4.00%, 6/15/42
100,000 99,744
Series BB2, 4.00%, 6/15/42
40,000 39,898
Series BB-1, 5.00%, 6/15/44
140,000 149,993
Series BB-1, 4.00%, 6/15/45
255,000 251,456
Series GG-1, 5.00%, 6/15/48
210,000 219,479
Series BB-1, 4.00%, 6/15/49
200,000 195,211
Series CC-1, 4.00%, 6/15/49
200,000 195,211
Series FF-1, 4.00%, 6/15/49
15,000 14,641
Series BB-1, 5.00%, 6/15/49
270,000 283,104
Series BB-1, 4.00%, 6/15/50
285,000 276,699
Series GG-1, 4.00%, 6/15/50
305,000 295,932
Sub-Series DD-1, 4.00%,
6/15/50
600,000 582,160
Series AA-1, 5.00%, 6/15/50
140,000 146,777
Series AA-1, 3.00%, 6/15/51
300,000 229,482
Principal
Amount $ Value $
Series CC-1, 5.00%, 6/15/51
250,000 262,671
Series CC-1, 4.00%, 6/15/52
850,000 817,078
Series CC-1, 5.00%, 6/15/52
400,000 421,503
Series AA-1, 5.25%, 6/15/52
505,000 543,905
Sub-Series AA-1, 5.25%,
6/15/53
200,000 216,383
Series BB, Sub-Series BB-1,
5.25%, 6/15/54
400,000 431,922
Series CC, Sub-Series CC-1,
5.25%, 6/15/54
900,000 976,095
New York Power Authority,
Electric, Power & Light
Revenue,
Series A, 4.00%, 11/15/45
35,000 34,562
Series A, 4.00%, 11/15/47
115,000 111,901
Series A, 4.00%, 11/15/50
180,000 174,055
Series A, 4.00%, 11/15/55
1,050,000 1,010,532
Series A, 3.25%, 11/15/60
1,150,000 897,525
Series A, 4.00%, 11/15/60
980,000 928,420
New York State Environmental
Facilities Corp., Water
Revenue,
Series A, 5.00%, 6/15/51
500,000 533,364
New York Transportation
Development Corp., Private
Airport & Marina Revenue,
5.00%, 6/30/49
450,000 464,703
6.00%, 6/30/54
1,000,000 1,078,065
5.125%, 6/30/60
2,100,000 2,171,527
5.375%, 6/30/60
1,500,000 1,553,159
5.50%, 6/30/60
1,300,000 1,369,132
Port Authority of New York &
New Jersey, Private Airport &
Marina Revenue,
Series 224, 4.00%, 7/15/51
15,000 14,515
Triborough Bridge & Tunnel
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series A, 4.00%, 5/15/48
360,000 348,279
Series D-2, 5.50%, 5/15/52
650,000 714,832
Series A, 5.00%, 5/15/53
95,000 100,782
Series A, 4.00%, 5/15/57
1,000,000 944,709
Series A, 4.25%, 5/15/58
600,000 586,464
Series A, 4.50%, 5/15/63
450,000 453,684
Seies A-3, 5.25%, 5/15/64
300,000 319,117
Series A-2, 5.25%, 5/15/64
1,400,000 1,494,067
Triborough Bridge & Tunnel
Authority, Miscellaneous
Taxes,
Series C-1A, 4.00%, 5/15/46
600,000 581,493
Series C-3, 3.00%, 5/15/51
600,000 457,559
Series A-1, 5.00%, 5/15/51
2,000,000 2,100,354
Series C-1A, 5.00%, 5/15/51
225,000 236,949
Series A, 5.25%, 12/1/54
850,000 919,850

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
Series A, 5.50%, 12/1/59
1,000,000 1,102,522
(Cost $38,583,708)
36,605,668
North Carolina — 0.4%
City of Charlotte Nc Water &
Sewer System Revenue,
Water Revenue,
5.00%, 7/1/49
10,000 10,916
5.00%, 7/1/54
250,000 270,652
County of Union NC Enterprise
System Revenue, Water
Revenue,
3.00%, 6/1/51
300,000 228,651
(Cost $530,876)
510,219
Ohio — 0.5%
Franklin County Convention
Facilities Authority, Industrial
Revenue,
5.00%, 12/1/51
100,000 95,948
Ohio Turnpike & Infrastructure
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 2/15/46
275,000 290,828
Ohio Water Development
Authority, Intergovernmental,
5.00%, 6/1/46
225,000 240,402
(Cost $694,398)
627,178
Oklahoma — 0.6%
Oklahoma City Water Utilities
Trust, Water Revenue,
5.25%, 7/1/64
500,000 544,814
Oklahoma Turnpike Authority
Highway Revenue Tolls,
5.50%, 1/1/53
320,000 347,365
(Cost $905,458)
892,179
Oregon — 1.2%
Port of Portland Or Airport
Revenue, Private Airport &
Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52
100,000 102,600
Port of Portland OR Airport
Revenue, Private Airport &
Marina Revenue,
Series 25B, AMT, 5.00%,
7/1/44
315,000 322,026
Series 28, AMT, 4.00%, 7/1/47
500,000 468,106
State of Oregon Department of
Transportation, Fuel Sales Tax
Revenue,
Series A, 5.00%, 11/15/40
700,000 760,331
(Cost $1,671,032)
1,653,063
Principal
Amount $ Value $
Pennsylvania — 5.0%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/46
700,000 659,487
Series A, AMT, 5.00%, 1/1/51
500,000 508,639
Series A, AMT, 4.00%, 1/1/56
500,000 453,554
City of Philadelphia PA Water &
Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45
515,000 543,082
Series A, 5.00%, 10/1/48
35,000 35,979
Series A, 5.00%, 11/1/50
500,000 522,126
Pennsylvania Turnpike
Commission, Fran. Tax & Bus.
LIC Fees,
Series A, 5.00%, 12/1/48
480,000 498,293
Pennsylvania Turnpike
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 12/1/44
230,000 243,661
Series A, 4.00%, 12/1/46
20,000 19,169
Series B, 4.00%, 12/1/46
390,000 373,791
Series C, 5.00%, 12/1/46
45,000 48,258
Series A, 5.00%, 12/1/47
55,000 58,411
Sub-Series A, 4.00%, 12/1/49
285,000 273,005
Series A, 5.00%, 12/1/49
15,000 15,743
Series A, 4.00%, 12/1/50
255,000 238,387
Series B, 5.00%, 12/1/50
1,705,000 1,800,929
Series A, 4.00%, 12/1/51
65,000 61,652
Series B, 4.00%, 12/1/51
300,000 278,599
Series B, 5.00%, 12/1/51
15,000 15,928
Philadelphia Gas Works Co.,
Natural Gas Revenue,
Series A, 5.25%, 8/1/54
300,000 326,208
(Cost $7,576,254)
6,974,901
South Carolina — 1.0%
Charleston County Airport
District, Private Airport &
Marina Revenue,
Series B, 5.25%, 7/1/54
300,000 325,708
South Carolina Public Service
Authority, Electric, Power &
Light Revenue,
Series A, 4.00%, 12/1/42
475,000 468,292
Series A, 4.00%, 12/1/52
600,000 561,968
(Cost $1,386,544)
1,355,968
Tennessee — 2.2%
City of Clarksville TN Water
Sewer & Gas Revenue, Water
Revenue,
Series A, 4.00%, 2/1/51
380,000 365,919

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
Metropolitan Government of
Nashville & Davidson County
TN Electric Revenue, Electric,
Power & Light Revenue,
Series A, 5.00%, 5/15/46
245,000 259,315
Metropolitan Nashville Airport
Authority, Private Airport &
Marina Revenue,
Series B, AMT, 5.25%, 7/1/47
400,000 420,986
Series B, AMT, 5.00%, 7/1/49
125,000 127,435
Series B, AMT, 4.00%, 7/1/54
550,000 496,910
Series A, 5.00%, 7/1/54
805,000 832,586
Series B, AMT, 5.00%, 7/1/54
500,000 507,371
(Cost $3,237,646)
3,010,522
Texas — 8.8%
Central Texas Regional Mobility
Authority, Highway Revenue
Tolls,
Series E, 5.00%, 1/1/45
100,000 104,389
Series B, 5.00%, 1/1/46
300,000 315,156
Series B, 4.00%, 1/1/51
50,000 46,879
City of Austin TX Airport System
Revenue, Private Airport &
Marina Revenue,
5.00%, 11/15/52
200,000 205,420
City of Austin TX Electric Utility
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 11/15/44
125,000 131,109
Series B, 5.00%, 11/15/49
125,000 129,888
City of Austin TX Water &
Wastewater System Revenue,
Water Revenue,
Series C, 5.00%, 11/15/50
305,000 319,985
City of Corpus Christi TX Utility
System Revenue, Water
Revenue,
4.25%, 7/15/54
635,000 612,982
City of Dallas TX Waterworks
& Sewer System Revenue,
Water Revenue,
Series C, 4.00%, 10/1/49
110,000 107,416
City of El Paso TX Water &
Sewer Revenue, Water
Revenue,
5.25%, 3/1/49
400,000 430,767
City of Georgetown TX Utility
System Revenue, Multiple
Utility Revenue,
4.25%, 8/15/47
500,000 491,643
City of Houston TX Airport
System Revenue, Private
Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%,
7/1/46
575,000 541,997
Principal
Amount $ Value $
City of Houston TX Combined
Utility System, Water
Revenue,
Series C, 4.00%, 11/15/43
165,000 164,295
Series C, 3.00%, 11/15/47
145,000 114,584
Series C, 4.00%, 11/15/49
55,000 52,455
City of Lubbock TX Electric Light
& Power System Revenue,
Electric, Power & Light
Revenue,
4.00%, 4/15/51
400,000 366,190
City of San Antonio TX Electric
& Gas Systems Revenue,
Electric, Power & Light
Revenue,
Series A, 5.00%, 2/1/46
260,000 272,394
County of Harris TX Toll Road
Revenue, Highway Revenue
Tolls,
Series A, 5.25%, 8/15/49
500,000 545,791
Series A, 5.25%, 8/15/54
200,000 217,167
Dallas Fort Worth International
Airport
Series B, 5.00%, 11/1/47
200,000 213,399
Dallas Fort Worth International
Airport, Private Airport &
Marina Revenue,
Series B, 4.00%, 11/1/45
105,000 101,913
Harris County Toll Road
Authority, Highway Revenue
Tolls,
4.00%, 8/15/50
670,000 632,984
Harris County-Houston Sports
Authority, Hotel Occupancy
Tax,
Series A, 3.125%, 11/15/56
110,000 80,429
Lower Colorado River Authority,
Intergovernmental,
5.00%, 5/15/47
250,000 262,161
North Fort Bend Water
Authority, Water Revenue,
Series A, 4.00%, 12/15/58
200,000 185,020
North Texas Tollway Authority,
Highway Revenue Tolls,
4.25%, 1/1/49
30,000 28,747
Series B, 3.00%, 1/1/51
250,000 186,994
Port Authority of Houston of
Harris County Texas, Private
Airport & Marina Revenue,
5.00%, 10/1/53
650,000 689,602
San Antonio Water System,
Water Revenue,
Series A, 5.00%, 5/15/46
325,000 344,544
Series A, 4.00%, 5/15/51
335,000 316,121
Texas Water Development
Board, Water Revenue,
4.00%, 10/15/45
320,000 315,674

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Principal
Amount $ Value $
4.00%, 4/15/51
525,000 502,628
Series A, 5.25%, 10/15/51
450,000 489,039
4.80%, 10/15/52
400,000 415,511
Series A, 5.00%, 10/15/53
1,000,000 1,073,509
Series A, 5.00%, 10/15/58
1,100,000 1,171,696
West Harris County Regional
Water Authority, Water
Revenue,
3.00%, 12/15/58
85,000 59,717
(Cost $13,070,743)
12,240,195
Utah — 1.5%
City of Salt Lake City UT Airport
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/48
750,000 759,874
Series A, AMT, 5.25%, 7/1/48
225,000 229,680
Intermountain Power Agency,
Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/42
1,000,000 1,065,892
(Cost $2,101,498)
2,055,446
Virginia — 1.1%
Hampton Roads Transportation
Accountability Commission,
Appropriations,
Series A, 4.00%, 7/1/45
275,000 273,496
Series A, 5.00%, 7/1/50
40,000 41,663
Series A, 4.00%, 7/1/55
700,000 673,848
Series A, 5.00%, 7/1/60
500,000 520,119
(Cost $1,713,227)
1,509,126
Principal
Amount $ Value $
Washington — 1.2%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue,
Series S-1, 4.00%, 11/1/46
700,000 694,410
Port of Seattle WA, Private
Airport  & Marina Revenue,
AMT, 5.00%, 4/1/44
500,000 511,027
Series B, AMT, 5.00%, 8/1/47
500,000 520,219
(Cost $1,870,916)
1,725,656
West Virginia — 0.2%
West Virginia Parkways
Authority, Highway Revenue
Tolls,
5.00%, 6/1/47
(Cost $301,229)
250,000 264,434
Wisconsin — 0.2%
Wisconsin Health & Educational
Facilities Authority, Electric,
Power  & Light Revenue,
5.00%, 4/1/44
(Cost $260,593)
245,000 252,899
TOTAL MUNICIPAL BONDS
(Cost $144,586,922)
136,460,985
TOTAL INVESTMENTS — 98.6%
(Cost $144,586,922)
136,460,985
Other assets and liabilities,
net — 1.4%
2,007,273
NET ASSETS — 100.0%
138,468,258
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
AMT: Alternative Minimum Tax

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
RVNU-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 136,460,985 $ — $ 136,460,985
TOTAL
$ — $ 136,460,985 $ — $ 136,460,985
(a)
See Schedule of Investments for additional detailed categorizations.